Equity - Schedule of Share Capital (Parenthetical) (Details)	Jun. 30, 2018 shares
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Unpaid shares issued to Kentgrove Capital	2,000,000